Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
We regularly assess risks from cybersecurity threats, monitor our information systems for potential vulnerabilities, and review our cybersecurity policies, processes, and practices. To help protect our information systems from cybersecurity threats, we use a suite of security and business continuity tools that are designed to help us proactively identify, monitor, escalate, investigate, resolve, and recover from security incidents in a timely manner. Our cybersecurity training and testing program helps ensure awareness and knowledge of cybersecurity best practices purvey all departments. Our information technology department, in connection with management and legal, assesses risks based on probability and potential impact to key business systems and processes. With over 21 years of experience, our recently appointed Chief Technology Officer (“CTO”) has expertise in managing information security, developing cybersecurity strategies and internal awareness programs, implementing effective cybersecurity programs, and executing business continuity and incident response plans, including regular disaster recovery testing, who leads the assessment and management of such risks.
We take a risk-based approach to cybersecurity and have implemented cybersecurity policies and practices throughout our operations that are designed to address cybersecurity threats and incidents.

Refer to the risk factor captioned “We are dependent on information technology systems and infrastructure; if we, or the third parties we rely on, fail to protect sensitive information of our consumers and information technology systems against security breaches, it could damage our reputation and brand and substantially harm our business.” in Part I, “Item 3.D. Risk Factors” for additional description of cybersecurity risks and potential related impacts on the Company.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We regularly assess risks from cybersecurity threats, monitor our information systems for potential vulnerabilities, and review our cybersecurity policies, processes, and practices. To help protect our information systems from cybersecurity threats, we use a suite of security and business continuity tools that are designed to help us proactively identify, monitor, escalate, investigate, resolve, and recover from security incidents in a timely manner.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Our Board oversees our risk management process, including as it pertains to cybersecurity risks, directly and through its committees. The Audit and Governance Committee of the board oversees our risk management program, which focuses on the most significant risks we face. Meetings of the Audit and Governance Committee include discussions of specific risk areas throughout the year
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Audit and Governance Committee of the board oversees our risk management program, which focuses on the most significant risks we face. Meetings of the Audit and Governance Committee include discussions of specific risk areas throughout the year
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our Board oversees our risk management process, including as it pertains to cybersecurity risks, directly and through its committees. The Audit and Governance Committee of the board oversees our risk management program, which focuses on the most significant risks we face. Meetings of the Audit and Governance Committee include discussions of specific risk areas throughout the year
Cybersecurity Risk Role of Management [Text Block]	Our Board oversees our risk management process, including as it pertains to cybersecurity risks, directly and through its committees. The Audit and Governance Committee of the board oversees our risk management program, which focuses on the most significant risks we face. Meetings of the Audit and Governance Committee include discussions of specific risk areas throughout the year
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The Audit and Governance Committee of the board oversees our risk management program, which focuses on the most significant risks we face. Meetings of the Audit and Governance Committee include discussions of specific risk areas throughout the year
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	With over 21 years of experience, our recently appointed Chief Technology Officer (“CTO”) has expertise in managing information security, developing cybersecurity strategies and internal awareness programs, implementing effective cybersecurity programs, and executing business continuity and incident response plans, including regular disaster recovery testing, who leads the assessment and management of such risks.
We take a risk-based approach to cybersecurity and have implemented cybersecurity policies and practices throughout our operations that are designed to address cybersecurity threats and incidents.

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]
Our Board oversees our risk management process, including as it pertains to cybersecurity risks, directly and through its committees. The Audit and Governance Committee of the board oversees our risk management program, which focuses on the most significant risks we face. Meetings of the Audit and Governance Committee include discussions of specific risk areas throughout the year.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true